United States                  OMB Approval
                 Securities and Exchange Commission   OMB Number: 3235 -0456
                        Washington, D.C. 20549        Expires: March 31, 2018
                                                      Estimated average burden
                                                      hours per response.....2
                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.


1.	Name and address of issuer:

 	Symetra Resource Variable Account B
 	777 108th Avenue NE Suite 1200
 	Bellevue, WA 98004


 2.	The name of each series or class of securities for which this Form is
	filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


 3.	 Investment Company Act File Number: 811-4716

 	 Securities Act File Number: 33-06546


 4(a).	 Last day of fiscal year for which this Form is filed: 12/31/2015



 4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90
	calendar days after the end of the issuer's fiscal year). (See
	Instruction A.2)


 	Note: If the Form is being filed late, interest must be paid on the registration fee due.



 4(c).	[ ] Check box if this is the last time the issuer will be filing this
	Form.

 5.	  Calculation of registration fee:





	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):   	     $15,449,884

	(ii) 	Aggregate price of securities redeemed
		or repurchased during the fiscal year:  $22,916,237

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 11, 1995
		that were not previously used to reduce
		registration fees payable
		to the Commission:	               $ 294,264,723






	(iv)	Total available redemption credits [add Items
		5(ii) and 5(iii)]:	 		  	   -$317,180,960

	(v)	Net sales - if Item 5(i) is greater than Item
		5(iv) [subtract Item 5(iv) from Item 5(i)]:	    $


	------------------------------------------------------------
	(vi)	Redemption credits available for use
		in future years - if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from
		Item 5(i)]: 	 	              $ (301,731,076)
	------------------------------------------------------------
	(vii)	Multiplier for determining registration fee (See
		Instruction C,9):			             x .00010070

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	 	    =$ 0

 6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


 7. 	Interest due -- if this Form is being filed more than 90 days after
	the end of the issuer's fiscal year (see Instruction D):

		 							+$0

 8.	Total of the amount of the registration fee due plus any interest
	due [line 5(viii) plus line 7]:

		 							=$0

 9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:

	 	 Method of Delivery:

	 	 [ ]Wire Transfer

	 	 [ ]Mail or other means

                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Date: March 25, 2016				By: /s/Kathy Englund
					  	----------------------------

 	 					Kathy Englund

 	 					VP & Assistant Controller